Shareholders' Equity (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended								12 Months Ended
	Jul. 16, 2012	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012 item	Oct. 31, 2011	Oct. 31, 2010	Sep. 20, 2012
Number of shares authorized to be repurchased													320,000
Outstanding common stock remaining to be repurchased		253,000								253,000
Purchase and retire percentage of shares in common stock outstanding													4.90%
Shares repurchased and retired										267,000	183,025	142,823
Costs associated with the repurchase, including brokerage and legal fees										$ 1,176,661	$ 846,287	$ 425,345
Minimum percentage of stock owner in stockholder protection rights agreement										15.00%
Cash dividends declared per common share	$ 0.01	$ 0.015	$ 0.015	$ 0.015	$ 0.015	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.06	$ 0.04	$ 0.01
Preferred shares, exercise price										$ 25
Preferred shares, number of votes										1,000
Dividend rate, percentage above common stock										1000.00%
Preferred shares, rights expiration date										Nov. 02, 2021
Preferred shares, rights redemption price		$ 0.0001								$ 0.0001
Preferred shares reserved for issuance upon exercise of rights		100,000								100,000
Subsequent Event [Member]
Shares repurchased and retired										106,500
Costs associated with the repurchase, including brokerage and legal fees										$ 454,830
Costs associated with the repurchase, including brokerage and legal fees, per share										$ 4.27